TYPE                13F-HR
PERIOD              09/30/06
FILER
     CIK            0000829882
     CCC            w5gqra@k
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-7600

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: September 30,2006

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marc C. Cohodes
Address:   374 Millburn Avenue
	     suite 205E
           Millburn, NJ 07041


Form 13F File Number: 28-02246
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc C. Cohodes
Title:      President
Phone:      973-467-7600

Signature, Place, and Date of Signing:

           Marc C. Cohodes                Millburn, NJ         November 10, 2006
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE

Form 13F Information Table Entry Total:         26

Form 13F Information Table Value Total:    $  1,120,428
                                            (thousands)

                                                        FORM 13F INFORMATION TABLE
                                                        VALUE       SHARES/   SH/  PUT/INVSTMT OTHER        VOTING AUTHORITY
        NAME  OF ISSUER        TITLE OF CLA    CUSIP    (X$1000)    PRN AMT   PRN  CALLDSCRETN MANAGERS SOLE     SHARED    NONE
--------------------------------------------------------------------------------------------------------------------------------
American Capital Strategies    PUT           024937954     1,808        45,800 SH  PUT  OTHER             45,800
American Tower Corp            PUT           029912951     44,530    1,220,000 SH  PUT  OTHER          1,220,000
AMR Corp                       PUT           001765956     4,628       200,000 SH  PUT  OTHER            200,000
Annaly Cap Mgt Inc             COM           035710409     95,063    7,234,629 SH       OTHER          7,234,629
C-COR Inc                      COM           125010108     38,002    4,429,163 SH       OTHER          4,429,163
Digital Riv Inc                PUT           25388b954     30,672      600,000 SH  PUT  OTHER            600,000
Fairfax Financial Holdings     SUB VTG       303901102     39,033      300,000 SH       OTHER             39,454          260,546
Fairfax Financial Holdings     PUT           303901952     54,672      420,200 SH  PUT  OTHER            420,200
Gartner Inc                    COM           366651107     85,523    4,862,000 SH       OTHER          4,862,000
Interwoven Inc                 COM NEW       46114t508     45,590    4,133,238 SH       OTHER          4,133,238
IShares Russell 2000 Index FundRUSSELL 2000  464287655    127,256    1,767,445 SH       OTHER          1,767,445
Krispy Kreme Doughnuts Inc     PUT           501014954     9,068     1,119,500 SH  PUT  OTHER          1,119,500
Navarre Corp                   PUT           639208957     9,809     2,440,000 SH  PUT  OTHER          2,440,000
Novastar Finl Inc              PUT           669947950     43,371    1,485,800 SH  PUT  OTHER          1,485,800
Omnivision Technolgies Inc     PUT           682128953     66,910    4,688,900 SH  PUT  OTHER          4,688,900
Overstock Com Inc Del          PUT           690370951     8,362       477,000 SH  PUT  OTHER            477,000
Powerwave Technologies Inc     COM           739363109     84,307   11,092,972 SH       OTHER         11,092,972
Powerwave Technologies Inc     CALL          739363909     1,689       222,200 SH  CALL OTHER            222,200
PW Eagle Inc                   PUT           69366y958     11,314      377,000 SH  PUT  OTHER            377,000
Safeway Inc.                   COM NEW       786514208    106,043    3,494,000 SH       OTHER          3,494,000
Sealy Corp                     COM           812139301     65,791    5,037,600 SH       OTHER          5,037,600
Source Interlink Cos Inc       PUT           836151959     1,659       174,600 SH  PUT  OTHER            174,600
Take-Two Interactive Softwar   PUT           874054959    100,884    7,074,600 SH  PUT  OTHER          7,074,600
Taser Intl Inc                 PUT           87651b954     8,654     1,129,700 SH  PUT  OTHER          1,129,700
Tempur Pedic Intl Inc          PUT           88023u951     25,095    1,461,600 SH  PUT  OTHER          1,461,600
Thor Inds Inc                  PUT           885160951     10,696      259,800 SH  PUT  OTHER            259,800

 /TEXT
 /DOCUMENT
 /SUBMISSION